RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - Postemployment Retirement Benefits [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the fair value of scheme assets
Beginning Balance	£ 44,893	£ 45,578
Return on plan assets excluding amounts included in interest income	(1,558)	1,267
Interest income	1,152	1,242
Employer contributions	863	580
Benefits paid	(3,079)	(3,714)
Settlements	(18)	(18)
Administrative costs paid	(41)	(41)
Exchange and other adjustments	26	(1)
Ending Balance	£ 42,238	£ 44,893